OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE
Summary of operating lease related assets and liabilities recorded on the balance sheets

	December 31,	December 31,
	2022	2021
Rights of use lease assets	$—	$1,195,092

Operating lease liabilities, current	—	515,592
Operating lease liabilities, noncurrent	—	537,447
Total operating lease liabilities	$—	$1,053,039

Summary of weighted average remaining lease terms and discount rates for all of operating leases

	December 31,	December 31,
	2022	2021
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.26	2.25
Weighted average discount rate	4.75%	4.75%